Assets and liabilities held for sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents (Note 8)	$ 9,319	$ 0	$ 0
Assets held for sale	23,019	0
Current
Liabilities held for sale	8,370	$ 0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business
Current
Cash and cash equivalents (Note 8)	9,319
Restricted cash (Note 8)	16
Receivabe	6
Assets held for sale	14,146
Non current
Property and equipment (Note 13)	1,496
Intangible assets (Note 14)	8,238
Valuation allowance	(861)
Assets classified as held for sale	8,873
Total
Assets classified as held for sale	23,019
Current
Accounts payable and accrued expenses (Note 16)	314
Travel accounts payable (Note 17)	175
Short-term debt and other financial liabilities (Note 7)	5,966
Other liabilities (Note 18)	1,915
Liabilities held for sale	8,370
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business | Related Party
Current
Receivabe	2,567
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business | Nonrelated Party
Current
Other assets and prepaid expenses (Note 12)	$ 2,238